AB Discovery Growth Fund, Inc.

Portfolio of Investments

October 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.3%
Information Technology - 26.6%
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	60,970	$14,911,433
Ciena Corp. (a)	749,556	27,823,519

		42,734,952

Electronic Equipment, Instruments & Components - 3.5%
IPG Photonics Corp. (a)(b)	161,110	21,633,851
Littelfuse, Inc.	175,560	30,823,069
Novanta, Inc. (a)(b)	412,250	36,710,862

		89,167,782

IT Services - 1.7%
Jack Henry & Associates, Inc. (b)	301,199	42,637,730

Semiconductors & Semiconductor Equipment - 7.0%
Advanced Micro Devices, Inc. (a)(b)	493,413	16,741,503
Cree, Inc. (a)(b)	289,012	13,794,543
Entegris, Inc. (b)	701,690	33,681,120
Inphi Corp. (a)(b)	454,810	32,691,743
Lattice Semiconductor Corp. (a)	1,869,426	36,622,055
ON Semiconductor Corp. (a)(b)	1,052,600	21,473,040
Universal Display Corp. (b)	98,235	19,664,682

		174,668,686

Software - 12.7%
Anaplan, Inc. (a)(b)	653,815	30,860,068
ANSYS, Inc. (a)	158,000	34,783,700
Aspen Technology, Inc. (a)	406,258	46,764,358
Avalara, Inc. (a)(b)	450,320	31,972,720
HubSpot, Inc. (a)(b)	284,480	44,122,848
Manhattan Associates, Inc. (a)	430,290	32,250,236
Slack Technologies, Inc.-Class A (a)(b)	601,120	13,224,640
Smartsheet, Inc.-Class A (a)(b)	617,740	24,338,956
Splunk, Inc. (a)(b)	201,570	24,180,337
Trade Desk, Inc. (The)-Class A (a)(b)	83,886	16,844,309
Zendesk, Inc. (a)	122,285	8,639,435
Zoom Video Communications, Inc.-Class A (a)(b)	175,895	12,293,302

		320,274,909

		669,484,059

Industrials - 21.6%
Aerospace & Defense - 2.9%
Axon Enterprise, Inc. (a)(b)	638,001	32,620,991
Hexcel Corp. (b)	537,961	40,142,650

		72,763,641

Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	308,577	22,507,606

Company	Shares	U.S. $ Value
Building Products - 2.6%
Armstrong World Industries, Inc.	405,606	$37,936,329
Trex Co., Inc. (a)(b)	311,710	27,396,192

		65,332,521

Commercial Services & Supplies - 1.5%
Copart, Inc. (a)	449,674	37,161,059

Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc. (b)	360,970	33,779,573

Electrical Equipment - 1.4%
AMETEK, Inc.	382,409	35,047,785

Industrial Conglomerates - 1.8%
Carlisle Cos., Inc.	293,603	44,706,929

Machinery - 4.1%
Gardner Denver Holdings, Inc. (a)(b)	741,167	23,591,346
IDEX Corp.	230,563	35,859,463
Nordson Corp. (b)	273,450	42,879,694

		102,330,503

Professional Services - 1.4%
CoStar Group, Inc. (a)	63,442	34,862,648

Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc. (b)	780,852	28,469,864

Trading Companies & Distributors - 2.6%
SiteOne Landscape Supply, Inc. (a)(b)	409,910	36,096,675
United Rentals, Inc. (a)(b)	214,070	28,593,330

		64,690,005

		541,652,134

Health Care - 20.7%
Biotechnology - 10.2%
Aimmune Therapeutics, Inc. (a)(b)	500,210	13,915,842
Allogene Therapeutics, Inc. (a)(b)	369,813	10,650,614
Arena Pharmaceuticals, Inc. (a)	222,830	10,855,164
Ascendis Pharma A/S (Sponsored ADR) (a)	137,804	15,238,366
BeiGene Ltd. (Sponsored ADR) (a)(b)	103,789	14,358,170
Biohaven Pharmaceutical Holding Co., Ltd. (a)(b)	403,652	18,535,700
Blueprint Medicines Corp. (a)(b)	223,868	15,411,073
Deciphera Pharmaceuticals, Inc. (a)	345,070	15,300,404
Exact Sciences Corp. (a)(b)	131,872	11,472,864
Gossamer Bio, Inc. (a)(b)	471,809	9,707,470
Incyte Corp. (a)	298,450	25,045,924
Invitae Corp. (a)(b)	1,200,051	19,332,822
Madrigal Pharmaceuticals, Inc. (a)(b)	74,680	6,902,672
Neurocrine Biosciences, Inc. (a)(b)	344,370	34,261,371
Rubius Therapeutics, Inc. (a)(b)	684,621	6,052,050
Sage Therapeutics, Inc. (a)(b)	128,822	17,474,704
Ultragenyx Pharmaceutical, Inc. (a)(b)	288,861	11,594,881

		256,110,091

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 3.4%
Insulet Corp. (a)(b)	279,730	$40,650,363
Penumbra, Inc. (a)(b)	283,845	44,271,305

		84,921,668

Health Care Providers & Services - 2.6%
Amedisys, Inc. (a)(b)	295,350	37,958,382
Guardant Health, Inc. (a)(b)	401,629	27,913,216

		65,871,598

Health Care Technology - 2.0%
Teladoc Health, Inc. (a)(b)	654,926	50,167,332

Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)(b)	154,622	8,968,076
ICON PLC (a)	264,808	38,900,295

		47,868,371

Pharmaceuticals - 0.6%
GW Pharmaceuticals PLC (Sponsored ADR) (a)(b)	49,483	6,621,815
Revance Therapeutics, Inc. (a)(b)	491,039	7,689,671

		14,311,486

		519,250,546

Consumer Discretionary - 17.9%
Diversified Consumer Services - 4.6%
Bright Horizons Family Solutions, Inc. (a)(b)	339,668	50,447,491
Chegg, Inc. (a)(b)	1,110,795	34,056,975
Grand Canyon Education, Inc. (a)	335,024	30,808,807

		115,313,273

Hotels, Restaurants & Leisure - 3.0%
Chipotle Mexican Grill, Inc.-Class A (a)	40,860	31,795,618
Planet Fitness, Inc. (a)	714,717	45,498,884

		77,294,502

Household Durables - 3.3%
NVR, Inc. (a)	9,630	35,020,362
Roku, Inc. (a)(b)	194,990	28,702,528
Tempur Sealy International, Inc. (a)	208,680	18,979,446

		82,702,336

Internet & Direct Marketing Retail - 0.8%
Etsy, Inc. (a)	451,652	20,093,997

Specialty Retail - 6.2%
Burlington Stores, Inc. (a)	286,300	55,018,271
Dynatrace, Inc. (a)(b)	1,089,591	22,042,426

Company	Shares	U.S. $ Value
Five Below, Inc. (a)(b)	380,048	$47,547,805
National Vision Holdings, Inc. (a)(b)	1,311,342	31,209,940

		155,818,442

		451,222,550

Financials - 4.2%
Banks - 0.9%
SVB Financial Group (a)	96,955	21,473,593

Capital Markets - 3.3%
Ares Management Corp.-Class A	1,183,755	35,003,635
Stifel Financial Corp.	530,623	29,704,276
Tradeweb Markets, Inc.-Class A	448,557	18,727,255

		83,435,166

		104,908,759

Consumer Staples - 2.3%
Food & Staples Retailing - 2.3%
Casey’s General Stores, Inc. (b)	177,090	30,248,743
Grocery Outlet Holding Corp. (a)(b)	844,157	26,928,608

		57,177,351

Materials - 1.4%
Chemicals - 1.4%
FMC Corp. (b)	395,820	36,217,530

Communication Services - 1.0%
Interactive Media & Services - 1.0%
Pinterest, Inc.-Class A (a)(b)	981,085	24,664,477

Energy - 0.6%
Energy Equipment & Services - 0.6%
Cactus, Inc.-Class A (a)	520,569	15,471,311

Total Common Stocks (cost $1,917,391,990)		2,420,048,717

INVESTMENT COMPANIES - 1.0%
Funds and Investment Trusts - 1.0%
iShares Russell 2000 Growth ETF (b)(c) (cost $22,634,306)	125,890	24,990,424

PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Honest Co., Inc. (The)
- Series D
0.00% (a)(d)(e)(f)	42,660	1,227,589

Honest Co., Inc. (The)
- Series E
0.00% (a)(d)(e)(f)	11,161	219,329

Total Preferred Stocks (cost $2,170,717)		1,446,918

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.78% (c)(g)(h) (cost $74,815,661)	74,815,661	$74,815,661

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $2,017,012,674)		2,521,301,720

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%
Investment Companies - 3.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.78% (c)(g)(h) (cost $96,881,911)	96,881,911	96,881,911

Total Investments - 104.3% (cost $2,113,894,585) (i)		2,618,183,631
Other assets less liabilities - (4.3)%		(107,127,954)

Net Assets - 100.0%		$2,511,055,677

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	Illiquid security.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of October 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $584,829,961 and gross unrealized depreciation of investments was $(80,540,915), resulting in net unrealized appreciation of $504,289,046.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund

AB Discovery Growth Fund, Inc.

October 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,420,048,717		$	– 0	–	$	– 0	–	$2,420,048,717
Investment Companies	24,990,424			– 0	–		– 0	–	24,990,424
Preferred Stocks	– 0	–		– 0	–		1,446,918		1,446,918
Short-Term Investments	74,815,661			– 0	–		– 0	–	74,815,661
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	96,881,911			– 0	–		– 0	–	96,881,911

Total Investments in Securities	2,616,736,713			– 0	–		1,446,918		2,618,183,631
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,616,736,713		$	– 0	–		$1,446,918		$2,618,183,631

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2019 is as follows:

Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$77,153	$181,505	$183,842	$74,816	$434
Government Money Market Portfolio*	75,311	188,870	167,299	96,882	1,285

Total	$152,464	$370,375	$351,141	$171,698	$1,719

*	Investments of cash collateral for securities lending transactions.